Variable Interest Entity (Details Textual)	12 Months Ended
Jun. 30, 2020
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Variable interest entity (Textual)
Term of agreements, description	The Contractual Arrangements, Puhui Beijing pays service fees equal to 90.2077% of its net income to Puhui WFOE. At the same time, Puhui WFOE is obligated to absorb 90.2077% of Puhui Beijing’s losses. The Contractual Arrangements are designed so that Puhui Beijing operates for the benefit of Puhui WFOE and ultimately, the Company